TAXATION - Tax Reconciliation (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 HKD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 HKD ($)	Dec. 31, 2020 HKD ($)
TAXATION
Income before income tax expenses and share of loss from equity method investments	$ 3,358,607		$ 3,185,291	$ 1,450,623
Tax expenses at Hong Kong profit tax rate of 16.5%	554,005		524,907	239,353
Changes in valuation allowance	(46,798)		101,653	14,348
Tax effect of permanence differences	41,181		22,047	9,029
Effect of income tax jurisdictions other than Hong Kong	50,807		(32,182)	(4,386)
Super deduction of research and development expenses	(86,419)		(62,966)	(29,081)
Final settlement differences	(3,614)		(602)
Income not subject to tax	(95,200)		(177,776)	(104,470)
Income tax expenses	$ 413,962	$ 53,062	$ 375,081	$ 124,793
Hong Kong
TAXATION
Hong Kong profit tax rate (as a percent)	16.50%	16.50%